Other receivables and prepaid expenses (Schedule of Other Receivables and Prepaid Expenses) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)
Disclosure of financial assets [line items]
Prepaid expenses	₪ 363	$ 103		₪ 368
Income receivables	195	55		8
Advances to suppliers	2,563	728		2,263
Government authorities	0	0		261
Others	1,835	521		2,039
Total Other receivables and prepaid expenses	₪ 4,956	$ 1,407	[1]	₪ 4,939

[1]	Convenience Translation into US Dollars.